Cash generated from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash generated from operating activities
Profit (loss) from continuing operations	$ 13	$ (284)	$ (292)
Income tax charge	10	44	18
Net finance expense	338	659	479
Depreciation and amortization	688	652	599
Exceptional operating items	58	53	311
Share of post-tax losses in equity accounted joint venture	48	49
Movement in working capital	(31)	105	(9)
Transaction-related, start-up and other exceptional costs paid	(86)	(87)	(92)
Exceptional restructuring paid	(1)	(12)	(23)
Cash generated from operations	$ 1,037	$ 1,179	$ 991